CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 111,121	$ 126,698
Short-term interest-bearing bank deposits	95,305	221,897
Marketable securities (Note 4)	167,073	61,568
Trade accounts receivable, net of allowance of $215 and $37 at December 31, 2022 and 2021, respectively	109,320	68,446
Inventories (Note 5)	116,600	78,665
Other current assets (Note 6)	13,527	9,242
Total current assets	612,946	566,516
Non-current assets
Marketable securities (Note 4)	153,462	137,415
Interest-bearing bank deposits	483	3,672
Restricted interest-bearing bank deposits and restricted cash	1,600	1,600
Deferred tax assets (Note 15)	20,097	6,161
Severance pay funds (Note 10)	1,194	1,327
Operating lease right-of-use assets (Note 12)	44,885	30,627
Property, plant and equipment, net (Note 7)	55,886	34,460
Intangible assets, net (Note 8)	43,586	2,601
Goodwill	49,009	20,114
Other long-term assets	957	661
Total non-current assets	371,159	238,638
TOTAL ASSETS	984,105	805,154
Current liabilities
Convertible senior notes, net (Note 11)	0	183,037
Trade accounts payable	42,732	36,218
Deferred revenues	30,543	15,338
Operating lease current liabilities (Note 12)	5,968	4,452
Other current liabilities (Note 9)	54,825	48,885
Total current liabilities	134,068	287,930
Non-Current liabilities
Convertible senior notes, net (Note 11)	196,394	0
Accrued severance pay (Note 10)	3,599	3,686
Operating lease long-term liabilities (Note 12)	43,697	33,450
Deferred tax liability (Note 15)	12,190	0
Other long-term liabilities	7,194	6,334
Total non-current liabilities	263,074	43,470
Commitments and contingencies (Note 13)
TOTAL LIABILITIES	397,142	331,400
SHAREHOLDERS’ EQUITY (Note 14)
Ordinary shares, no par value - Authorized 60,000,000 shares at December 31, 2022 and 2021; Issued and Outstanding 28,678,476 and 28,579,044 at December 31, 2022 and 2021, respectively.
Additional paid-in capital	121,398	139,847
Accumulated other comprehensive loss	(12,508)	(814)
Retained earnings	478,073	334,721
Total shareholders’ equity	586,963	473,754
Total liabilities and shareholders' equity	$ 984,105	$ 805,154